Write downs and other provisions - Additional Information (Detail) € in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 17, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Details Of Write Downs And Other Provisions [Line Items]
Provisions			€ 16,585	€ 13,464
Lease Agreement, United States
Details Of Write Downs And Other Provisions [Line Items]
Provisions	€ 12,192
Legal proceedings provision			28,254		€ 7,416	$ 32,000
Write Downs And Disposal [Member] | Agnona [Member]
Details Of Write Downs And Other Provisions [Line Items]
Loss incurred before sale of business		€ 4,020	6,006
Write down of stake		€ 144	€ 144
Percentage of voting interests acquired		30.00%	30.00%		30.00%	30.00%